Fair Value Measurements - Assets Not Measured at Fair Values in Consolidated Statements of Financial Position but for which Fair Values are Disclosed by Fair Value Hierarchy (Detail) - Not measured at fair values in Consolidated Statements of Financial Position but for which fair values are disclosed [Member] - JPY (¥)
¥ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Total	¥ 9,461	¥ 13,873
Total	143,759	23
Corporate bonds and other debt instruments [Member]
Disclosure of fair value measurement of assets [line items]
Loans and Receivables		8,036
Financial assets measured at amortized cost	288
Guarantee deposits [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets measured at amortized cost	123
Office security deposits [Member]
Disclosure of fair value measurement of assets [line items]
Loans and Receivables		5,546
Financial assets measured at amortized cost	9,050
Japanese government bonds [Member]
Disclosure of fair value measurement of assets [line items]
Held-to-maturity investments		291
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Total	9,461	13,873
Total	143,759	23
Level 2 [Member] | Corporate bonds and other debt instruments [Member]
Disclosure of fair value measurement of assets [line items]
Loans and Receivables		8,036
Financial assets measured at amortized cost	288
Level 2 [Member] | Guarantee deposits [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets measured at amortized cost	123
Level 2 [Member] | Office security deposits [Member]
Disclosure of fair value measurement of assets [line items]
Loans and Receivables		5,546
Financial assets measured at amortized cost	9,050
Level 2 [Member] | Japanese government bonds [Member]
Disclosure of fair value measurement of assets [line items]
Held-to-maturity investments		291
Office security deposits received under sublease agreement [Member]
Disclosure of fair value measurement of assets [line items]
Financial liability measured at amortized cost	16	23
Office security deposits received under sublease agreement [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial liability measured at amortized cost	16	¥ 23
Corporate bonds [Member]
Disclosure of fair value measurement of assets [line items]
Financial liability measured at amortized cost	143,743
Corporate bonds [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial liability measured at amortized cost	¥ 143,743